Related parties - Significant loan transactions with related parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Related parties - Significant loan transactions with related parties [Line Items]
Other	[1]			₩ 0
Investments in associates:
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		₩ 75,393		36,773
Loan				58,200
Execution		671
Recover		(24,169)		(18,800)
Other	[1]	179		(780)
Ending		52,074		75,393
Nomura investment property trust No.19
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		11,973		11,973
Loan		0		0
Recover		0		0
Other	[1]	(93)		0
Ending		11,880		11,973
IGIS PRIVATE REAL ESTATE TRUST NO.331
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		9,688		0
Loan		0		10,000
Recover		(9,769)		0
Other	[1]	81		(312)
Ending		0		9,688
EDNCENTRAL Co.,Ltd.
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		19,381		0
Loan		0		20,000
Recover		0		0
Other	[1]	358		(619)
Ending		19,739		19,381
Goduck Gangil1 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		24,000		24,000
Loan		0		0
Recover		(12,000)		0
Other	[1]	0		0
Ending		12,000		24,000
Goduck Gangil10 PFV Co., Ltd
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		9,400		0
Loan		600		28,200
Recover		(2,400)		(18,800)
Other	[1]			0
Ending		7,600		9,400
IMM Global Private Equity Fund
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		800		800
Loan		0		0
Recover		0		0
Other	[1]	0		0
Ending		800		800
COSPEC BIM tech
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		151		0
Loan		0		0
Recover		0		0
Other		(151)	[1]	151	[2]
Ending		0		151
iPIXEL Co.,Ltd.
Related parties - Significant loan transactions with related parties [Line Items]
Beginning		0
Loan		71
Recover		0
Other	[1]	(16)
Ending		₩ 55		₩ 0

[1]	The effect on changes in allowance for credit loss is included.
[2]	For the year ended December 31, 2020, it is incorporated as a related party, and has marked the balance as of December 31, 2020.